20 Provisions	12 Months Ended
Dec. 31, 2020
Provisions [abstract]
Provisions
20	Provisions

(a) Lawsuits and proceedings that resulted in provisions

(I) Statement of financial position details

The Company is party to a number of legal claims and administrative proceedings arising from the normal course of business, including civil, tax, labor and environmental matters. Management recognizes provisions in the financial statements consistently with the recognition and measurement criteria established in Note 3.14. The ultimate timing and amounts of the payments depends on the outcome of the court cases.

	December 31, 2020			December 31, 2019
	Provisions	Escrow deposits	Provisions net of deposits	Provisions	Escrow deposits	Provisions net of deposits
Customer claims (i)	160,705	(10,553)	150,152	253,665	(9,973)	243,692
Supplier claims (ii)	410,734	(358)	410,376	153,654	(298)	153,356
Other civil claims (iii)	86,083	(2,505)	83,578	93,910	(16,496)	77,414
Tax claims (iv)	59,678	(2,410)	57,268	59,143	(3,518)	55,625
Labor claims (v)	316,880	(15,503)	301,377	325,129	(12,329)	312,800
Environmental claims (vi)	249,582	(31)	249,551	192,950	(29)	192,921
Total	1,283,662	(31,360)	1,252,302	1,078,451	(42,643)	1,035,808

Current	760,209	-	760,209	550,247	-	550,247
Noncurrent	523,453	(31,360)	492,093	528,204	(42,643)	485,561

(II) Changes

	December 31, 2019	Additional provisions	Interest and inflation adjustment	Use of the accrual	Amounts not used (reversal)	December 31, 2020
Customer claims (i)	253,665	16,465	19,638	(78,640)	(50,423)	160,705
Supplier claims (ii)	153,654	149,566	201,259	(68,801)	(24,944)	410,734
Other civil claims (iii)	93,910	15,944	11,109	(23,009)	(11,871)	86,083
Tax claims (iv)	59,143	4,333	2,737	(1,875)	(4,660)	59,678
Labor claims (v)	325,129	61,782	35,541	(61,039)	(44,533)	316,880
Environmental claims (vi)	192,950	35,392	27,718	-	(6,478)	249,582
Subtotal	1,078,451	283,482	298,002	(233,364)	(142,909)	1,283,662
Escrow deposits	(42,643)	(12,907)	(2,225)	18,675	7,740	(31,360)
Total	1,035,808	270,575	295,777	(214,689)	(135,169)	1,252,302

	December 31, 2018	Additional provisions	Interest and inflation adjustment	Use of the accrual	Amounts not used (reversal)	December 31, 2019
Customer claims (i)	290,649	57,314	53,929	(99,379)	(48,848)	253,665
Supplier claims (ii)	67,985	54,223	102,686	(42,948)	(28,292)	153,654
Other civil claims (iii)	98,302	28,888	18,713	(9,766)	(42,227)	93,910
Tax claims (iv)	63,335	11,821	2,918	(4,982)	(13,949)	59,143
Labor claims (v)	302,935	167,995	61,483	(112,084)	(95,200)	325,129
Environmental claims (vi)	170,419	42,198	24,358	(312)	(43,713)	192,950
Subtotal	993,625	362,439	264,087	(269,471)	(272,229)	1,078,451
Escrow deposits	(100,763)	(14,051)	(11,844)	19,191	64,824	(42,643)
Total	892,862	348,388	252,243	(250,280)	(207,405)	1,035,808

	December 31, 2017	Additional provisions	Interest and inflation adjustment	Use of the accrual	Amounts not used (reversal)	December 31, 2018
Customer claims (i)	438,619	29,732	40,749	(141,421)	(77,030)	290,649
Supplier claims (ii)	332,037	36,100	21,161	(308,253)	(13,060)	67,985
Other civil claims (iii)	114,544	22,578	12,939	(16,146)	(35,613)	98,302
Tax claims (iv)	77,100	10,763	4,157	(2,490)	(26,195)	63,335
Labor claims (v)	299,842	83,499	32,290	(44,900)	(67,796)	302,935
Environmental claims (vi)	160,446	33,392	18,294	(115)	(41,598)	170,419
Subtotal	1,422,588	216,064	129,590	(513,325)	(261,292)	993,625
Escrow deposits	(344,384)	(53,205)	(5,533)	269,248	33,111	(100,763)
Total	1,078,204	162,859	124,057	(244,077)	(228,181)	892,862

(b)       Lawsuits deemed as contingent liabilities

The Company is party to lawsuits and administrative proceedings relating to environmental, tax, civil and labor claims, which are assessed as contingent liabilities in the financial statements, since it either does not expect outflows to be required or the amount of the obligation cannot be reliably measured. Contingent liabilities, net of escrow deposits, are represented as follows:

	December 31, 2020	December 31, 2019
Customer claims (i)	110,508	86,061
Supplier claims (ii)	1,350,308	1,986,736
Other civil claims (iii)	758,800	679,623
Tax claims (iv)	1,253,636	1,184,811
Labor claims (v)	1,005,648	631,364
Environmental claims (vi)	5,981,837	4,864,894
Total	10,460,737	9,433,489

(c)       Explanation on the nature of main classes of lawsuits

(i)	Customer claims

Approximately 690 lawsuits (680 as of December 31, 2019) were filed by commercial customers, who claim that their tariffs should correspond to other consumer categories, and 310 lawsuits (320 as of December 31, 2019) in which customers claim a reduction in the sewage tariff due to losses in the system, consequently requesting the refund of amounts charged by the Company and 30 lawsuits (30 as of December 31, 2019) in which customers plead the reduction in tariff under the category as “Social Welfare Entity”. The R$ 93,540 decrease in the lawsuits deemed as contingent liabilities was mainly due to the revisions of expectations arising from court decisions in the period.

(ii)	Supplier claims

These lawsuits include lawsuits filed by some suppliers alleging underpayment of monetary restatements and the economic and financial imbalance of the agreements, and are in progress at different courts. The R$ 257,020 increase in accrued lawsuits was mainly due to revisions of expectations arising from court decisions in the period. The R$ 636,428 decrease in lawsuits deemed as contingent liabilities is mainly due to updates and revisions of expectations arising on lawsuits in progress.

(iii)	Other civil claims

These mainly refer to indemnities for property damage, pain and suffering, and loss of profits allegedly caused to third parties, such as vehicle accidents, claims, challenges on the methodology to collect tariffs, among others, filed at different court levels.

(iv)	Tax claims

Tax claims refer mainly to issues related to tax collections and fines in general challenged due to disagreements regarding notification or differences in the interpretation of legislation by the Company's Management, that were accrued and others that were deemed as contingent liabilities. The R$ 68,825 increase in lawsuits deemed as contingent liabilities was mainly due to updates and revisions of expectations arising on lawsuits in progress.

The municipality of São Paulo, through law, revoked the services tax exemption which until then the company withheld and thereafter issued tax deficiency notices related to the sewage service and ancillary activities, in the updated amount of R$ 731,809 (R$ 664,669 as of December 31, 2019), which currently are subject-matter of three Tax Foreclosures. SABESP filed a writ of mandamus against this revocation, which was rejected. Writs of prevention and actions for annulment were also filed, aiming the suspension of enforceability of credits and the annulment of tax deficiency notices, as it understands that notwithstanding the exemption revocation, the sewage activities and ancillary activities are not included in the list of activities subject to taxation by municipality. The appellate decision was favorable to the Company. The Municipality’s special and extraordinary appeal is still pending. The Company deemed the proceeding as contingent liability.

(v)	Labor claims

The Company is a party to a number of labor lawsuits, involving issues such as overtime, shift schedule, health hazard premium and hazardous duty premium, prior notice, change of function, salary equalization, service outsourcing and other, which are at various court levels. The R$ 374,284 increase in lawsuits deemed as contingent liabilities was mainly due to updates and revisions of expectations arising on lawsuits in progress.

(vi)	Environmental claims

These refer to several administrative proceedings and lawsuits filed by government entities, including Companhia Ambiental do Estado de São Paulo – CESTESB and the Public Prosecution Office of the State of São Paulo, that aim affirmative and negative covenants and penalty is estimated due to failure to comply in addition to the imposition of indemnity due to environmental damages allegedly caused by the Company. The R$ 56,630 increase in accrued lawsuits are mainly due to revisions of expectations arising from court decisions in the period. The 1,116,943 increases in lawsuits deemed as contingent liabilities, are mainly due to updates and revision of estimates on lawsuits in progress in the period.

Among the main lawsuits the Company is involved, there are public civil actions the subject-matters of which are: a) sentence SABESP to restrain itself from discharging or releasing sewage without due treatment; b) invest in the water and sewage treatment system of the municipality, under the penalty of paying a fine; c) payment of indemnity due to environmental damages, amongst others.

(d)       Other concession-related legal proceedings

The Company is a party to concessions-related legal proceedings, where it challenges compensatory issues for the resumption of sanitation services by some municipalities or by the right to continue operating said services.

The amount recorded as indemnities receivable in noncurrent assets, referring to municipalities of Cajobi, Macatuba, Álvares Florence, Embaúba, Araçoiaba da Serra and Itapira was R$ 27,539 as December 31, 2020 (R$ 114,335 as of December 31, 2019), with allowance for doubtful accounts in the full amount recorded. None of the above-mentioned municipalities are operated by the Company. When a municipality is awarded a final an unappealable favorable sentence, allowing it to repossess sanitation service assets and operations, the Brazilian legislation provides for the indemnity of the Company’s investments.

(e)       Environmental lawsuits with settlements

In 2020, the Company executed a consent decree in the amount of R$ 272,055. Of this amount, R$ 270,505 corresponds to the performance of works and R$ 1,550 to environmental compensations, the latter being recorded as “other liabilities”.

(f) Guarantee insurance for escrow deposit

On May 25, 2020, the Company renewed the insurance for policy issuance, thus contracting guarantee insurance for escrow deposit, in the amount of R$ 500.0oo, for one year. Such insurance will be used to settle legal claims instead of having immediate cash disbursement by the Company, such insurance is used until the conclusion of these proceedings limited to up to five years.

In 2020, the Company used R$ 121,469 of the guarantee insurance (R$ 126,385 in 2019), of which R$ 81,635 from the current contract with an outstanding amount of R$ 418,365 from the current contract.